Note 19 - Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Trade and other receivables [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Current receivables
Trade receivables	1,649	3,866	4,959
Contract assets	893	694	2,723
Prepayments	277	787	2,837
Other receivables	4,027	3,055	1,580
Deposits	-	504	504
Current tax receivable	175	182	182
Total	7,021	9,088	12,785

Analysis of trade receivable [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Trade and other receivables	1,649	3,866	4,959
Less: credit note provision	-	-	-
Total	1,649	3,866	4,959

Credit risk for trade receivables by geographic region [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
United States	-	-	-
United Kingdom	-	-	-
Australia	1,451	2,684	4,349
Netherlands	198	1,181	610
Total	1,649	3,866	4,959

Aging of trade receivables [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
0-90 days	1,410	3,306	4,918
Greater than 90 days	239	560	41
Total	1,649	3,866	4,959